Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of shares available for future grant
As of December 31, 2023, the shares available for future grant under the 2014 Amended and Restated Plan are as follows:

Shares Available for Grant
Available as of December 31, 2022	169,099
Share pool increase	1,482,003
Forfeited	24,448
Cancelled	37,789
RSU releases	5,333
RSU grants	(842,445)
Option grants	(388,555)
Available as of December 31, 2023	487,672

Schedule of summary of stock option activity
The following is a summary of option activities under the Company’s 2014 Amended and Restated Plan for the year ended December 31, 2023:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value*
Outstanding, December 31, 2022	171,980	$45.00	7.14	$—

Granted	388,555	3.49
Forfeited	(37,789)	116.95
Cancelled	(24,448)	10.28
Outstanding, December 31, 2023	498,298	$8.96	7.24	$20,441
Exercisable, December 31, 2023	145,502	$19.88	7.24	$1,276
Vested and expected to vest, December 31, 2023	498,298	$8.96	8.86	$20,441
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*The aggregate intrinsic value is the sum of the amounts by which the quoted market price of the Company’s stock exceeded the exercise price of the stock options at December 31, 2023 for those stock options for which the quoted market price was in excess of the exercise price ("in-the-money options").

Schedule of fair value assumptions of stock option granted
The fair value of each stock option grant was estimated on the date of grant using the Black-Scholes option-pricing model under the following assumptions:

	Year Ended December 31,
	2023	2022
Dividend yield	0.00%	0.00%
Risk-free interest rate	3.86-4.61%	2.89-3.60%
Expected term (years)	5.27-6.08	5.00-6.08
Volatility	87.93-127.00%	126.27-132.58%
The fair value of the Company's performance-based RSUs were estimated on the date of grant under the following assumptions:

Year Ended December 31, 2023
Dividend yield	0.00%
Volatility factor	87.4- 87.9%
Risk-free interest rate	4.21- 4.54%
Derived service periods (years)	0.81 - 3.11

Schedule of RSA activity
The following is a summary of restricted stock unit activity during the year ended December 31, 2023:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested, December 31, 2022	10,665	$14.43
Granted	842,445	3.59
Released	(5,333)	14.43
Unvested, December 31, 2023	847,777	$3.66
The following is a summary of restricted stock activity outside of the 2014 Amended and Restated Plan during the year ended December 31, 2023:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested, December 31, 2022	—	$—
Granted	10,000	1.55
Released	(5,000)	—
*Unvested, December 31, 2023	5,000	$1.55

Schedule of Stock-Based compensation Expense	The Company recognized stock-based compensation expense, including compensation expense for warrants with vesting provisions issued to a service provider (Note 5), and the RSUs discussed above, in its Consolidated Statements of Operations as follows:

	Year Ended December 31,
	2023	2022
Research and development	$188,886	$77,965
General and administrative	798,624	530,234
	$987,510	$608,199